Fair Value Measurements - Schedule of Valuation Assumptions (Details) - Level 3	Mar. 04, 2024 decimal year	Dec. 31, 2023 decimal year
Warrant Shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	1,304,907	1,274,742
Aggregate Value Cap
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	11,250,000	11,250
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	15.49	3.15
Strike price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.01	0.01
Term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | year	5	4.2
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.950	1.000
Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.042	0.043
Dividend Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0	0